FIXED ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2014
FIXED ASSETS, NET [Abstract]
Schedule Of Net Fixed Assets
	December 31,
	2014	2013

	US Dollars in thousands
Cost:
Machinery and equipment	36,735	40,347
Leasehold improvements	8,542	9,321
Motor vehicles	45	114
Office furniture and equipment	1,472	1,653

	46,794	51,435
Accumulated depreciation:

Machinery and equipment	(28,896)	(32,897)
Leasehold improvements	(6,469)	(6,842)
Motor vehicles	(33)	(98)
Office furniture and equipment	(1,326)	(1,490)
	(36,724)	(41,327)

Depreciated cost	10,070	10,108